Significant production and growth asset acquisitions	12 Months Ended
Dec. 31, 2025
Significant production and growth asset acquisitions [Abstract]
Significant production and growth asset acquisitions	Significant production and growth asset acquisitions
(a) Operatorship of Bass Strait assets
On 29 July 2025, the Group agreed with ExxonMobil Australia (ExxonMobil) to assume operatorship of the Bass Strait production assets, the Longford Gas Plant, the Long Island Point gas liquids processing facility and associated pipeline infrastructure.
The parties’ equity interests in the joint venture assets and existing decommissioning plans and provisions remain unchanged. The transaction is subject to customary conditions precedent, including obtaining regulatory approvals, and is expected to complete in 2026.
There has been no financial impact to the 31 December 2025 results
As part of the transaction, Woodside will acquire ExxonMobil’s employing entity for the Bass Strait employees, which includes the related employee assets and liabilities for consideration of $1. The employee expenses will continue to be funded by Bass Strait joint venture partners based on their equity interests. The acquisition of the employing entity is expected to be treated as a business combination, with the financial impact to be determined at completion.
(b) Sale and purchase agreements with Chevron
On 19 December 2024, the Group entered into sale and purchase agreements with Chevron Australia Pty Ltd (Chevron) to acquire
Chevron’s 16.7% interest in the North West Shelf (NWS) Project and the NWS Oil Project and 20.0% interest in the Angel Carbon
Capture and Storage (CCS) Project, and to transfer the Group’s 13.0% non-operated interest in the Wheatstone Project and 65.0%
operated interest in the Julimar-Brunello Project.
Completion of the transaction is subject to the completion of Julimar Phase 3 Project execution and handover and other customary conditions precedent.
As part of the transaction, Chevron will make a cash payment to Woodside of up to $400 million which comprises a cash payment of
$300 million at completion, and additional contingent payments of up to $100 million in aggregate.
As at 31 December 2025, the Group has received $100 million of advance payment from Chevron. The advance payment is refundable to
Chevron if the transaction fails to complete.
The transaction is expected to complete in 2026, with an effective date of 1 January 2024. There has been no financial impact to the 31
December 2025 results. At completion, there will be customary adjustments for net working capital and interim period cash flows.
(c) Acquisition of Tellurian Inc.
On 22 July 2024, the Group entered into a definitive agreement to acquire all the issued and outstanding common stock of Tellurian Inc.
(subsequently renamed Woodside Energy (LA) Holdings Inc.), including its owned and operated Louisiana LNG development opportunity for a cash payment for shares of $876 million. As part of the agreement, the Group provided a loan facility of $230 million to Tellurian Inc. to ensure site activity maintained momentum prior to the completion of the transaction. At acquisition date, $146 million had been drawn down.
The transaction was completed on 8 October 2024 and accounted for as an asset acquisition.
Assets acquired and liabilities assumed
The assets and liabilities acquired as at the date of acquisition inclusive of transaction costs are:

US$m
Cash and cash equivalents	24
Receivables	32
Other financial assets	6
Property, plant and equipment	1,367
Intangible assets	6
Lease assets	172
Other assets	62
Payables	(46)
Other financial liabilities	(56)
Provisions	(152)
Tax payable	(2)
Lease liabilities	(178)
Interest-bearing liabilities	(169)
Net assets acquired	1,066

Acquisition cost	US$m
Cash paid for shares	876
Loan facility	146
Payments for employee awards	32
Transaction costs	12
Total purchase consideration	1,066

Analysis of cash flows on acquisition	US$m
Cash payment	(1,066)
Cash and cash equivalents acquired	24
Net cash flow on acquisition	(1,042)
Asset acquisition accounting
Purchase consideration, including capitalised transaction cost, has been allocated against identifiable assets and liabilities acquired on the following basis:
•Assets and liabilities initially measured at an amount other than cost, are measured by the Group at the amounts specified in the applicable accounting standards. Assets and liabilities in this category include financial assets and financial liabilities recognised initially at fair value, lease assets and liabilities measured in accordance with the accounting standard for leases, and employee benefit liabilities measured in accordance with the accounting standard for employee benefits.
•The residual transaction price is allocated to the remaining identifiable assets and liabilities based on their relative fair values at the date of the acquisition.
Significant estimates and judgements
(a) Nature of acquisition
Judgement is required to determine if the transaction is the acquisition of an asset or a business combination.
The Louisiana LNG Project is in its preliminary phase with significant construction milestones and costs to be incurred prior to the facility being operational and the acquired assets and liabilities did not meet the criteria for a business combination due to the absence of a substantive process and organised workforce required to convert inputs to outputs.
(b) Employee compensation program
As part of the acquisition, the Group has assumed the obligation of Tellurian’s compensation programs to its employees. Judgement is required to determine the measurement of the employee provision on acquisition as certain conditions in the compensation programs are linked to future milestones of the Louisiana LNG Project. This includes determining the likelihood and timing of the milestones.